LEASES OF RENTAL PROPERTIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases Of Rental Properties [Line Items]
Rent Expense	$ 180,854	$ 153,430
Actual lease payments	203,850	114,321
Increase (Decrease) in deferred rent liability	(22,996)	23,703	$ (49,439)
Adjustments to deferred rent liability	0	(15,409)
Balance of deferred rent liability	$ 19,528	$ 42,524